JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 97.6%
Aerospace & Defense — 1.7%
General Dynamics Corp.	470	65,090
Raytheon Technologies Corp.	1,421	81,745

		146,835

Airlines — 0.4%
Southwest Airlines Co.	941	35,291

Banks — 12.7%
Bank of America Corp.	12,366	297,884
Citigroup, Inc.	1,644	70,883
Citizens Financial Group, Inc.	3,154	79,741
Fifth Third Bancorp	1,973	42,074
First Republic Bank	147	15,984
M&T Bank Corp.	940	86,594
PNC Financial Services Group, Inc. (The)	1,555	170,952
Truist Financial Corp.	2,783	105,883
US Bancorp(a)	2,094	75,063
Wells Fargo & Co.	5,578	131,142

		1,076,200

Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,514	41,777

Biotechnology — 2.2%
AbbVie, Inc.	1,369	119,928
Amgen, Inc.	241	61,125

		181,053

Building Products — 0.4%
Trane Technologies plc	295	35,732

Capital Markets — 4.0%
Charles Schwab Corp. (The)(a)	2,591	93,860
Invesco Ltd.	2,365	26,990
Morgan Stanley	1,930	93,317
Northern Trust Corp.	786	61,250
T. Rowe Price Group, Inc.	502	64,320

		339,737

Communications Equipment — 1.3%
Cisco Systems, Inc.	1,493	58,829
CommScope Holding Co., Inc. *	5,173	46,556

		105,385

Construction Materials — 1.3%
Martin Marietta Materials, Inc.	480	112,920

Consumer Finance — 2.6%
American Express Co.	731	73,293
Capital One Financial Corp.	2,040	146,615

		219,908

Containers & Packaging — 3.2%
Ball Corp.	799	66,402
Graphic Packaging Holding Co.	4,341	61,171
Packaging Corp. of America	714	77,807
Westrock Co.	1,730	60,117

		265,497

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B *	1,020	217,092

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	2,995	178,177

Electric Utilities — 5.8%
American Electric Power Co., Inc.	1,365	111,571
Duke Energy Corp.	506	44,854
Edison International	799	40,622
Entergy Corp.	462	45,550
NextEra Energy, Inc.	436	120,986
Xcel Energy, Inc.	1,743	120,316

		483,899

Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc. *	638	50,163

Equity Real Estate Investment Trusts (REITs) — 6.5%
American Homes 4 Rent, Class A	2,108	60,038
Boston Properties, Inc.	254	20,404
Brixmor Property Group, Inc.	3,535	41,324
EastGroup Properties, Inc.	268	34,660
Federal Realty Investment Trust	524	38,446
Kimco Realty Corp.	3,807	42,870
Mid-America Apartment Communities, Inc.	635	73,668
Outfront Media, Inc.	1,537	22,365
Public Storage	421	93,677
Rayonier, Inc.	2,387	63,110
Weyerhaeuser Co.	2,087	59,533

		550,095

Food & Staples Retailing — 1.1%
Sysco Corp.	625	38,856
Walgreens Boots Alliance, Inc.	1,539	55,288

		94,144

Food Products — 0.9%
Post Holdings, Inc. *	867	74,601

Health Care Equipment & Supplies — 1.0%
Medtronic plc	827	85,980

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	643	62,320
Cigna Corp.	154	26,021
HCA Healthcare, Inc.	265	33,083
UnitedHealth Group, Inc.	287	89,551

		210,975

Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	839	39,152

Household Durables — 1.1%
Mohawk Industries, Inc. *	434	42,335
Newell Brands, Inc.	3,015	51,741

		94,076

Household Products — 2.5%
Energizer Holdings, Inc.(a)	1,670	65,370
Procter & Gamble Co. (The)	1,055	146,612

		211,982

Industrial Conglomerates — 1.8%
Carlisle Cos., Inc.	401	49,035
Honeywell International, Inc.	618	101,782

		150,817

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 7.2%
Alleghany Corp.	96	49,805
American International Group, Inc.	1,340	36,901
Chubb Ltd.	574	66,612
CNA Financial Corp.	554	16,602
Fairfax Financial Holdings Ltd. (Canada)	163	47,871
Hartford Financial Services Group, Inc. (The)	1,496	55,145
Loews Corp.	4,645	161,425
Marsh & McLennan Cos., Inc.	359	41,159
Travelers Cos., Inc. (The)	1,199	129,706

		605,226

Interactive Media & Services — 0.8%
Alphabet, Inc., Class C *	43	63,781

Internet & Direct Marketing Retail — 0.7%
Booking Holdings, Inc. *	34	57,650

Machinery — 3.2%
Dover Corp.	1,016	110,097
Illinois Tool Works, Inc.	237	45,747
ITT, Inc.	849	50,158
Middleby Corp. (The) *	447	40,064
Otis Worldwide Corp.	425	26,546

		272,612

Media — 4.0%
Charter Communications, Inc., Class A *	136	85,090
Discovery, Inc., Class C *	2,439	47,797
DISH Network Corp., Class A *	1,790	51,961
Liberty Media Corp.-Liberty SiriusXM, Class C *	897	29,679
Nexstar Media Group, Inc., Class A(a)	744	66,939
ViacomCBS, Inc. (a)	1,853	51,905

		333,371

Multiline Retail — 0.5%
Kohl’s Corp.	1,377	25,507
Nordstrom, Inc.(a)	1,679	20,008

		45,515

Oil, Gas & Consumable Fuels — 6.1%
Cabot Oil & Gas Corp.	1,899	32,972
Chevron Corp.	550	39,593
ConocoPhillips	2,943	96,659
Diamondback Energy, Inc.	401	12,087
EQT Corp.	2,722	35,199
Equitrans Midstream Corp.	4,981	42,138
Kinder Morgan, Inc.	5,792	71,414
Marathon Petroleum Corp.	2,130	62,480
Phillips 66	1,164	60,362
Williams Cos., Inc. (The)	2,981	58,583

		511,487

Personal Products — 0.2%
Coty, Inc., Class A	4,721	12,746

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	2,526	152,305
Johnson & Johnson	1,092	162,639
Merck & Co., Inc.	865	71,722
Pfizer, Inc.	3,359	123,272

		509,938

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	1,505	70,704

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	773	90,287
Texas Instruments, Inc.	826	117,882

		208,169

Software — 0.7%
Microsoft Corp.	281	59,107

Specialty Retail — 3.6%
AutoZone, Inc. *	89	104,284
Best Buy Co., Inc.	746	83,076
Home Depot, Inc. (The)	222	61,740
Murphy USA, Inc. *	421	53,966

		303,066

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.(a)	616	53,548
Ralph Lauren Corp.	571	38,777

		92,325

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	579	66,169

TOTAL COMMON STOCKS (Cost $6,733,959)		8,213,354

	No. of Rights (000)
RIGHTS — 0.0% (b)
Media — 0.0% (b)
Media General, Inc., CVR * ‡ (Cost $ — )	2,982	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $191,363)	191,212	191,346

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.4%
JPMorgan Securities Lending Money Market Fund
Agency SL Class Shares, 0.29% (d) (e)	102,067	102,087

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (d) (e)	16,488	16,488

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $118,585)		118,575

TOTAL SHORT-TERM INVESTMENTS (Cost $309,948)		309,921

Total Investments — 101.3% (Cost $7,043,907)		8,523,275
Liabilities in Excess of Other Assets — (1.3)%		(108,085)

Net Assets — 100.0%		8,415,190

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $113,804,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$8,213,354	$—	$—		$8,213,354
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	191,346	—	—		191,346
Investment of cash collateral from securities loaned	118,575	—	—		118,575

Total Short-Term Investments	309,921	—	—		309,921

Total Investments in Securities	$8,523,275	$—	$—	(a)	$8,523,275

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23%(a)(b)	$193,827	$916,032	$918,465	$(35)	$(13)	$191,346	191,212	$158	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29%(a)(b)	139,126	202,984	240,000	(13)	(10)	102,087	102,067	159	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06%(a)(b)	15,136	130,166	128,814	—	—	16,488	16,488	6	—

Total	$348,089	$1,249,182	$1,287,279	$(48)	$(23)	$309,921		$323	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.